Commitments and Contingencies - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) NUMBER	Mar. 31, 2021 USD ($)
Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Pending Claims, Number | NUMBER	0
HitGen Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Contractual obligation	$ 0.0
Payments upon termination of agreement	0.0
Medivir Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Upfront payment	0.4
Milestone payments	1.4
Medivir Agreement [Member] | Specified Regulatory Approval And Sales Milestones [Member]
Commitments and Contingencies (Details) [Line Items]
Contractual obligation	25.0	$ 5.0
Medivir Agreement [Member] | Specified Clinical Milestones [Member]
Commitments and Contingencies (Details) [Line Items]
Milestone payments	$ 0.7